Document And Entity Information	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	FIGS, Inc.
Entity Central Index Key	0001846576
Entity Emerging Growth Company	true
Entity File Number	001-40448
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2005653
Entity Address, Address Line One	2834 Colorado Avenue, Suite 100
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(424)
Local Phone Number	300-8330
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	FIGS
Security Exchange Name	NYSE